TRADE AND OTHER RECEIVABLES - Changes in Provision for expected credit losses (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Provision of impairment
Beginning balance	Rp (9,301)
Ending balance	(11,016)	Rp (9,301)
Provision for impairment
Provision of impairment
Beginning balance	5,543	4,331
Adjustment on initial application of IFRS 9		159
Allowance for expected credit losses	1,712	2,079
Receivables written off	(1,048)	(1,026)
Ending balance	Rp 6,207	Rp 5,543